Consolidated Statement of Cash Flow - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities
Loss for the period	$ (1,446)	$ (5,103)	$ (11,223)	$ (27,879)
Income tax		713	913	(6,258)
Finance income		(33)	(4)	(9)
Finance expense	796	3,182	3,243	3,395
Impairment of goodwill				11,092
Impairment of assets				10,191
Depreciation of property, plant and equipment	214	898	430	420
Amortization of intangible assets	223	868	990	840
Gain/(loss) on solar development	(38)	(1,589)	2,615	(1,356)
Disposal of treasury shares	62		86
Increase in equity instruments	368	113	815
(Increase)/decrease in trade and other receivables	(4,593)	2,411	(2,543)	11,457
(Decrease)/Increase in trade and other payables	6,716	(6,851)	3,841	5,822
(Decrease)/increase in provisions	(114)	1,295	(728)	1,182
Corporate tax payments		(477)
Net cash from/(used in) operating activities	2,188	(4,573)	(1,565)	8,897
Cash flows from investing activities
Interest received			4	9
Proceeds on sale of property plant and equipment		432	464	2,297
Purchase of property, plant and equipment	(400)	(884)	(348)	(1,101)
Investment in capital projects		(277)	(245)	(17,823)
Proceeds on sale of capital projects	84	1,023	11,981
Net cash from/(used in) investing activities	(316)	294	11,856	(16,618)
Cash flows from financing activities
Lease borrowings				519
Lease repayments	(63)	(422)	(304)	(181)
Financing agreements proceeds			4,000	2,000
Financing agreements repayments			(6,000)
Debtor finance borrowings/(repayments)	150	(347)	751
Loans from related parties	766	1,300		770
Repayment of loans from related parties		(257)	(1,520)
Repayment of bank loan				(1,023)
Bank loan borrowings		344
Chattel mortgage borrowings		300
Finance expense	(796)	(515)	(3,243)	(3,395)
Transfer from/(to) restricted cash	687	(381)	(1,319)
Net cash from/(used in) financing activities	744	22	(7,635)	(1,310)
Net (decrease)/increase in cash and cash equivalents	2,616	(4,257)	2,656	(9,031)
Cash and cash equivalents at the beginning of the period	4,522	7,129	1,939	10,970
Effect of exchange rate movements on cash held	(9)	(48)	(73)
Cash and cash equivalents at the end of the period	$ 7,129	$ 2,824	$ 4,522	$ 1,939